Segment information (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment assets	S/ 2,792,420	S/ 2,911,643	S/ 3,288,588
Other assets	21,695	70,569	125,206
Assets held for distribution		338,411
Total assets	2,814,115	3,320,623	3,413,794
Operating liabilities	1,307,407	1,337,890	1,367,660
Liabilities held for distribution		2,704
Total liabilities	1,307,407	1,340,594	1,367,660
Capital expenditure	69,732	117,801	490,807
Depreciation and amortization	(124,206)	(111,266)	(70,810)
Provision of inventory net realizable value and obsolescence	(2,718)	(3,493)	(8,909)
Cement, concrete and blocks [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment assets	2,607,334	2,678,871	2,743,007
Other assets	489	69,912	124,770
Assets held for distribution
Total assets	2,607,823	2,748,783	2,867,777
Operating liabilities	1,274,322	1,316,144	1,326,650
Liabilities held for distribution
Total liabilities	1,274,322	1,316,144	1,326,650
Capital expenditure	69,717	101,729	454,275
Depreciation and amortization	(119,518)	(102,900)	(67,221)
Provision of inventory net realizable value and obsolescence	(2,718)	(1,499)	426
Construction supplies [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment assets	30,791	27,652	27,719
Other assets
Assets held for distribution
Total assets	30,791	27,652	27,719
Operating liabilities	31,966	20,760	30,182
Liabilities held for distribution
Total liabilities	31,966	20,760	30,182
Capital expenditure
Depreciation and amortization
Provision of inventory net realizable value and obsolescence
Quicklime [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment assets	118,712	122,446	125,584
Other assets
Assets held for distribution
Total assets	118,712	122,446	125,584
Operating liabilities
Liabilities held for distribution
Total liabilities
Capital expenditure
Depreciation and amortization	(4,504)	(4,377)	(2,264)
Provision of inventory net realizable value and obsolescence
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment assets	35,583	82,674	392,278
Other assets	21,206	657	436
Assets held for distribution		338,411
Total assets	56,789	421,742	392,714
Operating liabilities	1,119	986	10,828
Liabilities held for distribution		2,704
Total liabilities	1,119	3,690	10,828
Capital expenditure	15	16,072	36,532
Depreciation and amortization	(184)	(3,989)	(1,325)
Provision of inventory net realizable value and obsolescence			S/ (9,335)